Income Taxes - (Narratives) (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income tax expense (benefit)	$ (2,605)	$ (7,280)	$ (24,163)	$ (15,159)
Increase in deferred tax assets			1,300
Deferred tax asset			1,754	410
Operating loss carryforward, foreign			211,700
Deferred tax asset valuation allowances			$ 56,536	$ 21,632